Fair Value of Financial Instruments (Tables)	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial assets and liabilities not currently carried at fair value were reported at their fair values. Refer to Note 17 to our annual consolidated financial statements for the year ended October 31, 2020 on pages 186 to 193 for further discussion on the determination of fair value.

(Canadian $ in millions)	January 31, 2021		October 31, 2020
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	48,708	49,297	48,466	49,009
Loans (1)
Residential mortgages	128,079	129,709	126,882	128,815
Consumer instalment and other personal	70,131	70,879	69,480	70,192
Credit cards	7,020	7,020	7,556	7,556
Business and government (2)	239,737	241,307	238,239	239,929
	444,967	448,915	442,157	446,492

Deposits (3)	652,203	654,285	640,961	643,156
Securitization and structured entities’ liabilities	25,610	26,227	26,889	27,506
Subordinated debt	7,276	7,695	8,416	8,727
  This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements,   customers’ liability under acceptances, other assets, acceptances, securities lent or sold under repurchase agreements and other liabilities.

(1)	Carrying value is net of allowance.
(2)
Excludes $6,940 million of loans classified as FVTPL and $85 million of loans classified as FVOCI as at January 31, 2021, respectively ($5,306 million and $51 million, respectively, as at October 31, 2020).

(3)	Excludes $20,297 million of structured note liabilities designated at FVTPL ($18,073 million as at October 31, 2020).
 Certain comparative figures have been reclassified to conform with the current period’s presentation.

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, business and government loans classified as FVTPL and FVOCI, precious metals,

fair value liabilities, derivative assets and derivative liabilities is presented in the following tables:

(Canadian $ in millions)	January 31, 2021				October 31, 2020
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	8,650	1,464	-	10,114	6,529	4,371	-	10,900
Canadian provincial and municipal governments	4,209	2,975	-	7,184	1,868	6,467	-	8,335
U.S. federal government	5,137	3,447	-	8,584	5,702	2,716	-	8,418
U.S. states, municipalities and agencies	10	352	-	362	16	487	-	503
Other governments	1,720	1,176	-	2,896	1,021	1,495	-	2,516
NHA MBS, U.S. agency MBS and CMO	-	12,155	703	12,858	7	11,487	803	12,297
Corporate debt	3,406	7,422	-	10,828	3,767	7,274	-	11,041
Trading loans	-	135	-	135	-	67	-	67
Corporate equity	45,982	-	-	45,982	43,757	-	-	43,757
	69,114	29,126	703	98,943	62,667	34,364	803	97,834
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	713	201	-	914	452	149	-	601
Canadian provincial and municipal governments	258	1,149	-	1,407	180	1,249	-	1,429
U.S. federal government	11	37	-	48	-	44	-	44
Other governments	-	94	-	94	-	94	-	94
NHA MBS, U.S. agency MBS and CMO	-	2	-	2	-	3	-	3
Corporate debt	100	7,778	-	7,878	70	7,827	-	7,897
Corporate equity	1,629	10	1,957	3,596	1,587	10	1,903	3,500
	2,711	9,271	1,957	13,939	2,289	9,376	1,903	13,568
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	19,210	933	-	20,143	20,765	1,685	-	22,450
Canadian provincial and municipal governments	2,409	1,759	-	4,168	2,604	2,143	-	4,747
U.S. federal government	8,327	8,342	-	16,669	14,852	2,842	-	17,694
U.S. states, municipalities and agencies	10	4,976	1	4,987	8	5,267	1	5,276
Other governments	4,373	3,973	-	8,346	3,643	3,738	-	7,381
NHA MBS, U.S. agency MBS and CMO	-	13,186	-	13,186	-	12,532	-	12,532
Corporate debt	557	2,420	-	2,977	792	2,442	-	3,234
Corporate equity	-	-	98	98	-	-	93	93
	34,886	35,589	99	70,574	42,664	30,649	94	73,407
Business and government loans	-	3,823	3,202	7,025	-	3,412	1,945	5,357
Precious Metals (1)	4,471	-	-	4,471	5.328	-	-	5,328
Fair Value Liabilities
Securities sold but not yet purchased	26,922	7,242	-	34,164	19,740	9,636	-	29,376
Structured note liabilities (2)	-	20,297	-	20,297	-	18,073	-	18,073
Investment contract liabilities (3)	-	1,153	-	1,153	-	1,168	-	1,168
	26,922	28,692	-	55,614	19,740	28,877	-	48,617
Derivative Assets
Interest rate contracts	9	12,810	-	12,819	13	14,916	-	14,929
Foreign exchange contracts	1	14,894	-	14,895	1	10,825	-	10,826
Commodity contracts	235	2,054	-	2,289	123	2,465	-	2,588
Equity contracts	1,075	2,970	-	4,045	750	7,711	-	8,461
Credit default swaps	-	6	-	6	-	11	-	11
	1,320	32,734	-	34,054	887	35,928	-	36,815
Derivative Liabilities
Interest rate contracts	20	9,375	-	9,395	22	10,871	-	10,893
Foreign exchange contracts	2	12,318	-	12,320	3	10,609	-	10,612
Commodity contracts	225	688	-	913	350	1,983	-	2,333
Equity contracts	455	6,333	-	6,788	456	6,067	-	6,523
Credit default swaps	-	10	4	14	-	10	4	14
	702	28,724	4	29,430	831	29,540	4	30,375

(1)	These precious metals are included in other assets, other, in our Consolidated Balance Sheet.
(2)	These structured note liabilities included in deposits have been designated at FVTPL.
(3)	These investment contract liabilities in our insurance business have been designated at FVTPL.

Certain	comparative figures have been reclassified to conform with the current period’s presentation.

Significant Unobservable Inputs in Level 3 Instrument Valuations
Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments that are measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

						Range of input values (1)
As at January 31, 2021 (Canadian $ in millions, except as noted)	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs		Low	High
Private equity (2)	Corporate equity	1,957	Net Asset Value	Net Asset Value		na	na
			EV/EBITDA	Multiple		6 x	20 x
Loans (3)	Business and government loans	3,202	Discounted cash flows	Discount margin		51bps	224bps
NHA MBS and U.S. agency MBS and CMO	NHA MBS and U.S. agency MBS and CMO	703	Discounted cash flows	Prepayment rate		6%	67%
			Market Comparable	Comparability Adjustment	(4)	(4.76)	4.65

(1)
The low and high input values represent the highest and lowest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Included in private equity is $468 million of Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost as at January 31, 2021 ($487 million as at October 31, 2020), which approximates fair value, and are held to meet regulatory requirements.

(3)	The impact of assuming a 10 basis point increase or decrease in discount margin for business and government loans is $5 million as at January 31, 2021 ($3 million as at October 31, 2020).
(4)	Range of input values represents price per security adjustment.
  na – not applicable

Summary of Transfers Between Level 1 and Level 2
The following table presents significant transfers between Level 1 and Level 2 for the three months ended January 31, 2021 and January 31, 2020.

(Canadian $ in millions)
For the three months ended	January 31, 2021		January 31, 2020
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading Securities	2,737	6,702	1,825	667
FVTPL Securities	56	134	329	61
FVOCI Securities	4,658	2,109	3,259	729
Securities sold but not yet purchased	414	4,784	2,734	70

Summary of Changes in Level 3 Instruments Carried At Fair Value
The table below presents a reconciliation of all changes in Level 3 financial instruments for the three months ended January 31, 2021 and January 31, 2020, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value
For the three months ended January 31, 2021 (Canadian $ in millions)	Balance October 31, 2020	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at January 31, 2021	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	803	(75)	(31)	357	(353)	-	34	(32)	703	(1)
Corporate debt	-	-	-	-	-	-	-	-	-	-
Total trading securities	803	(75)	(31)	357	(353)	-	34	(32)	703	(1)
FVTPL Securities
Corporate equity	1,903	21	(49)	113	(27)	(4)	-	-	1,957	47
Total FVTPL securities	1,903	21	(49)	113	(27)	(4)	-	-	1,957	47
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	-
Corporate equity	93	-	-	5	-	-	-	-	98	-
Total FVOCI securities	94	-	-	5	-	-	-	-	99	na
Business and government loans	1,945	-	(70)	1,488	-	(161)	-	-	3,202	-
Derivative Liabilities
Credit default swaps	4	-	-	-	-	-	-	-	4	-
Total derivative liabilities	4	-	-	-	-	-	-	-	4	-

		Change in fair value
For the three months ended January 31, 2020 (Canadian $ in millions)	Balance October 31, 2019	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales (2)	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at January 31, 2020	Change in unrealized gains (losses) recorded in income for instruments still held (3)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	538	(54)	2	273	(165)	-	74	(128)	540	(37)
Corporate debt	7	-	-	5	(7)	-	-	-	5	-
Total trading securities	545	(54)	2	278	(172)	-	74	(128)	545	(37)
FVTPL Securities
Corporate equity	1,984	4	8	78	(164)	-	1	-	1,911	14
Total FVTPL	1,984	4	8	78	(164)	-	1	-	1,911	14
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	-
Corporate equity	81	-	-	-	-	-	-	-	81	-
Total FVOCI securities	82	-	-	-	-	-	-	-	82	na
Business and government loans	1,736	-	9	80	-	(264)	-	-	1,561	-
Derivative Liabilities
Credit default swaps	1	-	-	-	-	-	-	-	1	-
Total derivative liabilities	1	-	-	-	-	-	-	-	1	-

(1)	Foreign exchange translation on trading securities held by foreign subsidiaries is included in other comprehensive income, net foreign operations.
(2)	Includes proceeds received on securities sold but not yet purchased.
(3)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on January 31, 2021 and January 31, 2020 are included in earnings for the period.

Unrealized	gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
  na – Not applicable